UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-21973

Investment Company Act File Number

Eaton Vance Tax-Managed Global Diversified Equity Income Fund

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

October 31

Date of Fiscal Year End

July 31, 2018

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance

Tax-Managed Global Diversified Equity Income Fund

July 31, 2018

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 100.0%

Security	Shares	Value
Aerospace & Defense — 0.8%
CAE, Inc.	1,096,343	$22,839,601

		$22,839,601

Auto Components — 0.9%
Continental AG	103,949	$23,955,663

		$23,955,663

Banks — 9.1%
Canadian Imperial Bank of Commerce	356,076	$32,496,708
Danske Bank A/S	514,273	14,945,040
ING Groep NV	1,712,126	26,172,841
JPMorgan Chase & Co.(1)	255,978	29,424,671
KeyCorp(1)	1,582,350	33,023,645
Nordea Bank AB	2,290,455	24,342,633
Societe Generale SA	387,053	17,261,779
Sumitomo Mitsui Financial Group, Inc.	526,581	20,898,805
UniCredit SpA	1,076,040	18,999,788
Wells Fargo & Co.(1)	631,973	36,205,733

		$253,771,643

Beverages — 2.7%
Anheuser-Busch InBev SA/NV	293,369	$29,854,410
Constellation Brands, Inc., Class A	72,978	15,342,165
Diageo PLC(1)	848,531	31,130,446

		$76,327,021

Building Products — 1.2%
Assa Abloy AB, Class B(1)	1,633,864	$32,253,269

		$32,253,269

Chemicals — 2.4%
BASF SE	343,306	$32,908,794
Ecolab, Inc.(1)	236,407	33,262,465

		$66,171,259

Commercial Services & Supplies — 1.6%
Republic Services, Inc.	335,156	$24,292,107
SECOM Co., Ltd.	283,486	21,667,546

		$45,959,653

Consumer Finance — 2.0%
Discover Financial Services	282,815	$20,195,819
Navient Corp.	1,559,729	20,604,020
OneMain Holdings, Inc.(2)	451,126	14,999,940

		$55,799,779

Security	Shares	Value
Diversified Financial Services — 1.8%
ORIX Corp.(1)	3,151,352	$51,043,989

		$51,043,989

Electric Utilities — 2.9%
Iberdrola SA	4,048,170	$31,474,089
NextEra Energy, Inc.(1)	298,506	50,011,695

		$81,485,784

Electrical Equipment — 2.7%
Legrand SA	339,246	$24,899,915
Melrose Industries PLC(1)	17,418,954	49,289,556

		$74,189,471

Electronic Equipment, Instruments & Components — 2.1%
CDW Corp.(1)	363,363	$30,555,195
Keyence Corp.	53,468	28,282,873

		$58,838,068

Energy Equipment & Services — 0.7%
Halliburton Co.	444,711	$18,864,641

		$18,864,641

Equity Real Estate Investment Trusts (REITs) — 2.5%
American Tower Corp.(1)	336,017	$49,811,160
Equity Residential(1)	301,513	19,727,996

		$69,539,156

Health Care Equipment & Supplies — 3.2%
Baxter International, Inc.	324,873	$23,537,049
Boston Scientific Corp.(1)(2)	1,197,308	40,241,522
Danaher Corp.(1)	259,106	26,579,093

		$90,357,664

Health Care Providers & Services — 1.4%
Anthem, Inc.	91,572	$23,167,716
UnitedHealth Group, Inc.	63,364	16,045,032

		$39,212,748

Hotels, Restaurants & Leisure — 1.0%
Compass Group PLC	1,349,193	$29,020,235

		$29,020,235

Household Products — 1.0%
Reckitt Benckiser Group PLC(1)	307,882	$27,447,853

		$27,447,853

Insurance — 3.9%
AIA Group, Ltd.(1)	2,436,911	$21,331,629
Aviva PLC(1)	5,237,728	34,326,589
Chubb, Ltd.	183,432	25,629,119
Prudential PLC(1)	1,193,334	28,154,963

		$109,442,300

Internet & Direct Marketing Retail — 2.7%
Amazon.com, Inc.(1)(2)	43,212	$76,806,737

		$76,806,737

Security	Shares	Value
Internet Software & Services — 4.9%
Alphabet, Inc., Class C(1)(2)	88,380	$107,581,439
Facebook, Inc., Class A(1)(2)	167,251	28,864,177

		$136,445,616

IT Services — 1.0%
Visa, Inc., Class A	201,524	$27,556,392

		$27,556,392

Life Sciences Tools & Services — 1.2%
Lonza Group AG	106,899	$32,905,358

		$32,905,358

Machinery — 6.4%
Atlas Copco AB, Class A	706,743	$20,238,580
Fortive Corp.	290,693	23,860,081
ITT, Inc.	526,243	29,822,191
Komatsu, Ltd.	931,996	27,538,709
MISUMI Group, Inc.	633,994	16,197,799
Parker-Hannifin Corp.	165,900	28,045,395
Xylem, Inc.(1)	423,825	32,448,042

		$178,150,797

Media — 1.1%
Walt Disney Co. (The)(1)	272,374	$30,930,792

		$30,930,792

Metals & Mining — 1.2%
Rio Tinto, Ltd.(1)	544,264	$32,893,758

		$32,893,758

Multi-Utilities — 1.4%
CMS Energy Corp.(1)	835,709	$40,398,173

		$40,398,173

Oil, Gas & Consumable Fuels — 6.1%
BP PLC(1)	5,992,208	$45,034,077
ConocoPhillips(1)	451,529	32,586,848
Exxon Mobil Corp.(1)	636,133	51,851,201
Phillips 66	237,099	29,243,791
Seven Generations Energy, Ltd., Class A(2)	1,085,344	12,398,210

		$171,114,127

Personal Products — 1.6%
Unilever PLC(1)	808,204	$46,168,613

		$46,168,613

Pharmaceuticals — 6.6%
Bayer AG	285,663	$31,802,036
Eli Lilly & Co.(1)	330,300	32,636,943
GlaxoSmithKline PLC	473,760	9,840,111
Johnson & Johnson(1)	373,370	49,478,992
Novo Nordisk A/S, Class B	606,072	30,150,437
Zoetis, Inc.(1)	365,694	31,625,217

		$185,533,736

Security	Shares	Value
Professional Services — 1.1%
Verisk Analytics, Inc.(1)(2)	282,685	$31,270,615

		$31,270,615

Road & Rail — 1.5%
CSX Corp.(1)	600,571	$42,448,358

		$42,448,358

Semiconductors & Semiconductor Equipment — 3.3%
ASML Holding NV(1)	266,646	$57,107,103
Taiwan Semiconductor Manufacturing Co., Ltd. ADR(1)	855,108	35,239,000

		$92,346,103

Software — 3.9%
Activision Blizzard, Inc.(1)	464,639	$34,113,796
Microsoft Corp.(1)	714,863	75,832,667

		$109,946,463

Specialty Retail — 4.0%
Home Depot, Inc. (The)(1)	158,451	$31,297,241
Industria de Diseno Textil SA	1,047,652	34,332,199
TJX Cos., Inc. (The)	309,226	30,075,321
Ulta Beauty, Inc.(2)	65,825	16,086,972

		$111,791,733

Technology Hardware, Storage & Peripherals — 3.4%
Apple, Inc.(1)	288,867	$54,968,501
HP, Inc.(1)	1,762,085	40,668,922

		$95,637,423

Textiles, Apparel & Luxury Goods — 2.1%
adidas AG	112,544	$24,882,736
LVMH Moet Hennessy Louis Vuitton SE	67,065	23,371,350
Samsonite International SA(3)	2,881,122	10,888,762

		$59,142,848

Thrifts & Mortgage Finance — 0.6%
MGIC Investment Corp.(2)	1,413,794	$17,644,149

		$17,644,149

Tobacco — 1.2%
British American Tobacco PLC(1)	596,644	$32,798,862

		$32,798,862

Wireless Telecommunication Services — 0.8%
Tele2 AB, Class B	1,567,427	$21,032,277

		$21,032,277

Total Common Stocks (identified cost $2,354,035,719)		$2,799,482,727

Short-Term Investments — 0.1%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 2.16%(4)	2,466,526	$2,466,526

Total Short-Term Investments (identified cost $2,466,526)		$2,466,526

Total Investments — 100.1% (identified cost $2,356,502,245)		$2,801,949,253

Total Written Call Options — (0.5)% (premiums received $9,789,825)		$(14,209,751)

Other Assets, Less Liabilities — 0.4%		$12,294,897

Net Assets — 100.0%		$2,800,034,399

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Security (or a portion thereof) has been pledged as collateral for written options.

(2)	Non-income producing security.

(3)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At July 31, 2018, the aggregate value of these securities is $10,888,762 or 0.4% of the Fund’s net assets.

(4)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of July 31, 2018. Net income from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended July 31, 2018 was $241,460.

Country Concentration of Portfolio

Country	Percentage of Total Investments	Value
United States	56.5%	$1,582,130,262
United Kingdom	13.1	366,105,063
Japan	5.9	165,629,721
Germany	4.0	113,549,229
Sweden	3.5	97,866,759
Netherlands	3.0	83,279,944
Canada	2.4	67,734,519
Spain	2.3	65,806,288
France	2.3	65,533,044
Denmark	1.6	45,095,477
Taiwan	1.2	35,239,000
Switzerland	1.2	32,905,358
Belgium	1.1	29,854,410
Hong Kong	0.8	21,331,629
Italy	0.7	18,999,788
Luxembourg	0.4	10,888,762

Total Investments	100.0%	$2,801,949,253

Written Call Options — (0.5)%

Exchange-Traded Options — (0.5)%

Description	Number of Contracts	Notional Amount		Exercise Price		Expiration Date	Value
Dow Jones Euro Stoxx 50 Index	1,880	EUR	66,279,212	EUR	3,500	8/3/18	$(743,641)
Dow Jones Euro Stoxx 50 Index	1,885	EUR	66,455,487	EUR	3,475	8/10/18	(1,335,398)
Dow Jones Euro Stoxx 50 Index	1,910	EUR	67,336,859	EUR	3,475	8/17/18	(1,459,354)
Dow Jones Euro Stoxx 50 Index	1,880	EUR	66,279,212	EUR	3,550	8/24/18	(489,011)
FTSE 100 Index	595	GBP	46,105,122	GBP	7,725	8/17/18	(424,392)
FTSE 100 Index	590	GBP	45,717,684	GBP	7,750	8/17/18	(333,850)
Nikkei 225 Index	130	JPY	2,931,983,600	JPY	22,250	8/3/18	(394,750)
Nikkei 225 Index	130	JPY	2,931,983,600	JPY	22,750	8/10/18	(126,188)
Nikkei 225 Index	130	JPY	2,931,983,600	JPY	23,000	8/17/18	(94,766)
Nikkei 225 Index	130	JPY	2,931,983,600	JPY	22,875	8/24/18	(183,826)
S&P 500 Index	240	USD	67,590,960	USD	2,765	8/1/18	(1,356,000)
S&P 500 Index	240	USD	67,590,960	USD	2,775	8/3/18	(1,164,000)
S&P 500 Index	235	USD	66,182,815	USD	2,800	8/6/18	(632,150)
S&P 500 Index	235	USD	66,182,815	USD	2,810	8/8/18	(507,600)
S&P 500 Index	235	USD	66,182,815	USD	2,815	8/10/18	(468,825)
S&P 500 Index	235	USD	66,182,815	USD	2,800	8/13/18	(750,825)
S&P 500 Index	235	USD	66,182,815	USD	2,815	8/15/18	(542,850)
S&P 500 Index	235	USD	66,182,815	USD	2,800	8/17/18	(833,075)
S&P 500 Index	240	USD	67,590,960	USD	2,800	8/20/18	(867,600)
S&P 500 Index	235	USD	66,182,815	USD	2,815	8/22/18	(659,175)
S&P 500 Index	235	USD	66,182,815	USD	2,850	8/24/18	(270,250)
S&P 500 Index	235	USD	66,182,815	USD	2,825	8/27/18	(572,225)

Total							$(14,209,751)

Abbreviations:

ADR	-	American Depositary Receipt

Currency Abbreviations:

EUR	-	Euro

GBP	-	British Pound Sterling

JPY	-	Japanese Yen

USD	-	United States Dollar

At July 31, 2018, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.

The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund writes index call options above the current value of the index to generate premium income. In writing index call options, the Fund in effect, sells potential appreciation in the value of the applicable index above the exercise price in exchange for the option premium received. The Fund retains the risk of loss, minus the premium received, should the price of the underlying index decline.

At July 31, 2018, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in a liability position and whose primary underlying risk exposure is equity price risk was $14,209,751.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2018, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$185,197,063	$146,450,945	$—	$331,648,008
Consumer Staples	15,342,165	167,400,184	—	182,742,349
Energy	144,944,691	45,034,077	—	189,978,768
Financials	230,223,804	257,478,056	—	487,701,860
Health Care	243,311,564	104,697,942	—	348,009,506
Industrials	235,026,390	192,085,374	—	427,111,764
Information Technology	435,380,089	85,389,976	—	520,770,065
Materials	33,262,465	65,802,552	—	99,065,017
Real Estate	69,539,156	—	—	69,539,156
Telecommunication Services	—	21,032,277	—	21,032,277
Utilities	90,409,868	31,474,089	—	121,883,957
Total Common Stocks	$1,682,637,255	$1,116,845,472 *	$—	$2,799,482,727
Short-Term Investments	$—	$2,466,526	$—	$2,466,526
Total Investments	$1,682,637,255	$1,119,311,998	$—	$2,801,949,253

Liability Description
Written Call Options	$(8,624,575)	$(5,585,176)	$—	$(14,209,751)
Total	$(8,624,575)	$(5,585,176)	$—	$(14,209,751)

*

Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

At July 31, 2018, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 3. Exhibits

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act is attached hereto.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Tax-Managed Global Diversified Equity Income Fund

By:	/s/ Edward J. Perkin
Edward J. Perkin
President

Date:	September 24, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Edward J. Perkin
Edward J. Perkin
President

Date:	September 24, 2018

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	September 24, 2018